Other Non-Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Non-Current Assets [Line Items]
Debt security value	¥ 125,000	¥ 125,000
Debt securities fixed return rate	6.00%
¥ 125,000
Interest receivable	¥ 33,515
Third Party [Member]
Other Non-Current Assets [Line Items]
Term-loan matures	matures in September 2028
Term-loan	¥ 30,000
Interest receivable	¥ 3,063
Loan bears interest rate	4.50%